OTHER CURRENT ASSETS (Schedule related to other current assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER CURRENT ASSETS [abstract]
Derivative assets	$ 19	$ 1,490
Prepaid expenses	11,180	8,060
Investments in equity securities	78	416
Assets held for sale	26
Income tax receivable	718	1,713
Other current assets	$ 12,021	$ 11,679